Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 81,756	$ 57,367
Gross unrealized gains	698	532
Gross unrealized losses	(534)	(213)
Fair value	81,920	57,686
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,562	655
Gross unrealized gains	1	3
Gross unrealized losses	(22)	(1)
Fair value	2,541	657
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,237	2,878
Gross unrealized gains	27	43
Gross unrealized losses	(31)	(23)
Fair value	3,233	2,898
U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	38,523	20,787
Gross unrealized gains	323	215
Gross unrealized losses	(322)	(126)
Fair value	38,524	20,876
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,336	4,254
Gross unrealized gains	11	2
Gross unrealized losses	(2)	(5)
Fair value	7,345	4,251
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,418	2,709
Gross unrealized gains	5	1
Gross unrealized losses	(53)	(8)
Fair value	2,370	2,702
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,504	7,334
Gross unrealized gains		1
Gross unrealized losses	(90)	(35)
Fair value	7,414	7,300
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	859	847
Gross unrealized gains	2	4
Gross unrealized losses	(7)	(2)
Fair value	854	849
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	19,041	17,655
Gross unrealized gains	76	45
Gross unrealized losses	(3)	(10)
Fair value	19,114	17,690
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	276	248
Gross unrealized gains	253	218
Gross unrealized losses	(4)	(3)
Fair value	$ 525	$ 463